Lease Liabilities - Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) $ in Thousands	Jun. 30, 2026 CAD ($)
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	$ 64,149
Not later than one year [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	2,914
Later than one year [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	5,831
Later than two years and not later than three years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	5,689
Later than three years and not later than four years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	5,998
Later than four years and not later than five years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	5,758
Later than five years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	$ 37,959